September 20, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Highland Floating Rate Opportunities Fund II (“Registrant”)

File No. 333-219103

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing submitted via EDGAR on September 5, 2017 (Accession No.: 0001193125-17-276742).

If you have any questions, please contact me at (617) 662-0845.

/s/ Michael Keane
Michael Keane
Vice President and Senior Counsel

cc:	D. Norris